Derivatives recognized as hedging instruments (Tables)	12 Months Ended
Dec. 31, 2017
Derivatives Recognized As Hedging Instruments Tables
Schedule of other comprehensive income

Financial instruments recognized as hedging instruments at fair value though other comprehensive income as of December 31, 2017 and 2016 are the following:

	Notes	December 31, 2017	December 31, 2016
Cash flow hedges – Assets
Fuel price hedges		$20,549	$25,540
Interest rate		2,990	797

Total	12	$23,539	$26,337

Cash flow hedges – Liabilities
Interest Rate	22	$—	$20

Total		$—	$20

Schedule of cash flows associated with cash flow hedges are expected to occur, and the fair values

The following table indicates the periods in which the cash flows associated with cash flow hedges are expected to occur, and the fair values of the related hedging instruments.

	Fair Value	1–12 months	12–24 months
Fuel price
Assets	$20,549	$20,549	$—
Interest rate
Assets	$2,990	$—	$2,990

The following table indicates the periods in which the cash flows associated with the cash flow hedges are expected to be presented, and the fair value of the hedging instruments related to December 31, 2016:

	Fair Value	1-12 months
Fuel price
Assets	$25.540	$25.540
Interest rate
Assets	$797	$797
Liabilities	$20	$20